Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES
22.	LEASES

The Group’s operating leases are principally for office space, facilities and self-run offline stores. At December 31, 2020, The Group’s operating leases had a weighted average discount rate of 4.75% and a weighted-average remaining lease term of 2.5 years.

The components of  lease expense were as follows:

	Year ended December 31,
	2019	2020
Lease cost
Operating lease expense	7,434	9,472
Short-term lease expense (i)	798	876
Total lease cost	8,232	10,348

(i) Includes leases with a term of one year or less.

Supplemental cash flow information for  leases was as follows:

	Year ended December 31,
	2019	2020
Operating cash flows relating to operating leases	7,553	10,203
Lease liabilities arising from obtaining right-of-use assets	17,427	7,890

As of December 31, 2020, the aggregate future minimum rental payments under non-cancelable agreement were as follows:

Rental RMB
2021	9,725
2022	8,547
2023	4,250
Total future minimum rental payment	22,522
Less amount representing imputed interest	(1,348)
Present value of future minimum rental payments	21,174
Less current portion, recorded in other current liabilities	(9,481)
Long-term lease liabilities, recorded in other long-term liabilities	11,693